Additional Information - Summary of Results from Operation from Oil and Gas Production Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Reversal of valuation provision	$ 1,917	$ 900	$ 1,048
Petroleum Resource Rent Tax [member]
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Deferred tax expense/(benefit)	$ 531	$ (814)	$ 297